Schedule of Investments - Virtus Seix Senior Loan ETF

April 30, 2022 (unaudited)

Security Description	Principal	Value

TERM LOANS – 87.8%

Basic Materials – 7.4%
Domtar Corp., 6.25%, (1-Month USD LIBOR + 5.50%), 10/01/28(1)	$698,250	$695,740
INEOS US Finance LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 04/01/24(2)	299,740	298,734
Luxembourg Investment Co 428 Sarl, 5.65%, (3-Month USD LIBOR + 5.00%), 01/03/29(1)	500,000	493,335
Luxembourg Investment Co 428 Sarl, 0.00%, (SOFR + 0.00%), 01/03/29(2)	400,000	394,668
Manchester Acquisition Sub LLC, 6.50%, (3-Month USD LIBOR + 5.75%), 11/16/26(1)	998,500	971,041
Schweitzer-Mauduit International, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 02/09/28(1)	745,121	738,289
Sylvamo Corp., 5.26%, (1-Month USD LIBOR + 4.50%), 08/18/28(1)	607,236	597,368
Vantage Specialty Chemicals, Inc., 0.00%, (3-Month USD LIBOR + 0.00%), 10/26/24(2)	1,000,000	968,335
Vibrantz Technologies, Inc., 0.00%, (SOFR + 0.00%), 02/02/29(2)	600,000	566,250
Vibrantz Technologies, Inc., 5.29%, (3-Month USD LIBOR + 4.25%), 02/02/29(1)	400,000	377,500
Total Basic Materials		6,101,260

Communications – 9.0%
Digital Media Solutions LLC, 5.76%, (1-Month USD LIBOR + 5.00%), 05/25/26(1)	397,000	391,045
Directv Financing LLC, 5.76%, (1-Month USD LIBOR + 5.00%), 08/02/27(1)	1,252,491	1,248,840
Intelsat Jackson Holdings SA, 4.92%, (6-Month USD LIBOR + 4.25%), 01/26/29(1)	498,729	485,325
Intelsat Jackson Holdings SA, 0.00%, (SOFR + 0.00%), 01/26/29(2)	399,983	389,233
LendingTree LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 09/15/28(2)	400,000	399,000
LogMeIn, Inc., 5.30%, (1-Month USD LIBOR + 4.75%), 08/31/27(1)	892,725	859,810
MJH Healthcare Holdings LLC, 4.12%, (1-Month USD LIBOR + 3.50%), 12/17/28(1)	600,000	592,500
NortonLifeLock, Inc., 0.00%, (SOFR + 0.00%), 01/28/29(2)	1,000,000	984,790
Summer BC Holdco B SARL, 5.51%, (3-Month USD LIBOR + 4.50%), 12/04/26(1)	497,500	496,256
Telenet Financing USD LLC, 2.55%, (1-Month USD LIBOR + 2.00%), 04/30/28(1)	500,000	490,053
Univision Communications, Inc., 4.01%, (1-Month USD LIBOR + 3.25%), 03/15/26(1)	625,977	621,429
Zacapa SARL, 4.77%, (3-Month USD LIBOR + 4.25%), 02/10/29(1)	500,000	497,033
Total Communications		7,455,314

Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Cyclical – 15.5%
AAdvantage Loyalty IP Ltd., 5.81%, (3-Month USD LIBOR + 4.75%), 04/20/28(1)	$1,400,000	$1,427,027
Academy Ltd, 0.00%, (1-Month USD LIBOR + 0.00%), 11/06/27(2)	800,000	792,500
AI Aqua Merger Sub, Inc., 4.25%, (1-Month USD LIBOR + 3.75%), 07/31/28(1)	13,333	13,156
Allen Media LLC, 6.30%, (3-Month USD LIBOR + 5.50%), 02/10/27(1)	595,442	591,274
AP Core Holdings II LLC, 6.26%, (1-Month USD LIBOR + 5.50%), 09/01/27(1)	750,000	747,656
Autokiniton US Holdings, Inc., 5.00%, (6-Month USD LIBOR + 4.50%), 03/26/28(1)	794,000	783,281
Bombardier Recreational Products, Inc., 2.46%, (1-Month USD LIBOR + 2.00%), 05/24/27(1)	332,197	327,096
CWGS Group LLC, 3.26%, (1-Month USD LIBOR + 2.50%), 06/03/28(1)	81,726	77,078
CWGS Group LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 06/03/28(1)	918,274	866,047
DEI Sales, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 04/26/28(2)	496,835	480,688
LBM Acquisition LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 12/17/27(2)	1,500,000	1,420,312
Michaels Cos, Inc. (The), 5.26%, (3-Month USD LIBOR + 4.25%), 04/08/28(1)	398,995	365,206
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(1)	1,200,000	1,247,100
Scientific Games Holdings LP, 3.50%, (1-Month USD LIBOR + 3.50%), 02/04/29(1)	500,000	495,448
Scientific Games International Inc., 0.00%, (SOFR + 0.00%), 04/07/29(2)	170,000	169,442
Scientific Games International, Inc., 3.57%, (1-Month USD LIBOR + 3.00%), 04/07/29(1)	430,000	428,590
Tenneco, Inc., 3.76%, (1-Month USD LIBOR + 3.00%), 10/01/25(1)	848,454	839,850
Tory Burch LLC, 3.76%, (1-Month USD LIBOR + 3.00%), 04/16/28(1)	800,000	777,252
William Morris Endeavor Entertainment LLC, 3.52%, (1-Month USD LIBOR + 2.75%), 05/19/25(1)	1,000,000	982,501
Total Consumer, Cyclical		12,831,504

Consumer, Non-cyclical – 21.0%
AG Group Holdings, Inc., 4.50%, (2 Month USD LIBOR + 4.00%), 12/29/28(1)	500,000	498,645
AHP Health Partners, Inc., 4.00%, (1-Month USD LIBOR + 4.00%), 08/24/28(1)	995,000	991,582
Albion Acquisitions Ltd., 5.75%, (3-Month USD LIBOR + 5.25%), 07/31/26(1)	598,500	593,452
Amentum Government Services Holdings LLC, 4.50%, (3-Month USD LIBOR + 4.00%), 02/10/29(1)	235,216	234,275

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2022 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Amentum Government Services Holdings LLC, 4.78%, (3-Month USD LIBOR + 4.00%), 02/10/29(1)	$264,784	$263,725
American Public Education, Inc., 6.26%, (1-Month USD LIBOR + 5.50%), 10/28/27(1)	195,000	193,294
ASP Dream Acquisition Co. LLC, 5.43%, (3-Month USD LIBOR + 4.25%), 11/22/28(1)	500,000	493,750
Element Materials Technology Group US Holdings, Inc., 0.00%, (SOFR + 0.00%), 04/12/29(2)	1,000,000	998,335
Employbridge LLC, 5.76%, (3-Month USD LIBOR + 4.75%), 07/19/28(1)	497,500	491,841
Gainwell Acquisition Corp., 5.01%, (3-Month USD LIBOR + 4.00%), 10/01/27(1)	498,737	498,116
ICON Luxembourg Sarl, 3.31%, (3-Month USD LIBOR + 2.25%), 07/03/28(1)	774,966	771,576
Indivior Finance Sarl, 6.26%, (3-Month USD LIBOR + 5.25%), 06/30/26(1)	496,250	493,148
LifePoint Health, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 11/16/25(1)	1,250,000	1,237,175
MPH Acquisition Holdings LLC, 4.75%, (1-Month USD LIBOR + 4.25%), 08/17/28(1)	746,250	718,385
Naked Juice LLC, 4.00%, (3-Month USD LIBOR + 3.25%), 01/19/29(1)	1,500,000	1,473,750
NAPA Management Services Corp., 6.15%, (1-Month USD LIBOR + 6.15%), 02/17/29(1)	400,000	396,834
National Mentor Holdings, Inc., 4.52%, (1-Month USD LIBOR + 4.52%), 02/18/28(1)	220,181	212,108
National Mentor Holdings, Inc., 4.76%, (1-Month USD LIBOR + 4.76%), 02/18/28(1)	277,371	267,201
National Mentor Holdings, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 02/18/28(2)	233,163	224,614
National Mentor Holdings, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 03/02/28(2)	6,568	6,327
Packaging Coordinators Midco, Inc., 4.76%, (3-Month USD LIBOR + 3.75%), 11/30/27(1)	497,487	495,622
Perrigo Investments LLC, 3.14%, (3-Month USD LIBOR + 2.50%), 04/05/29(1)	318,182	317,650
Perrigo Investments LLC, 0.00%, (SOFR + 0.00%), 04/05/29(2)	181,818	181,515
PRA Health Sciences, Inc., 3.31%, (3-Month USD LIBOR + 2.25%), 07/03/28(1)	193,083	192,239
Primary Products Finance LLC, 4.50%, (3-Month USD LIBOR + 4.00%), 10/25/28(1)	500,000	498,687
Quirch Foods Holdings LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 10/27/27(2)	400,000	397,752
Select Medical Corp., 3.02%, (1-Month USD LIBOR + 2.25%), 03/06/25(1)	500,000	496,797

Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Signal Parent, Inc., 4.26%, (1-Month USD LIBOR + 3.50%), 04/03/28(1)	$297,750	$258,486
Team Health Holdings, Inc., 3.75%, (1-Month USD LIBOR + 2.75%), 02/06/24(1)	500,000	467,085
Team Health Holdings, Inc., 6.25%, (1-Month USD LIBOR + 2.75%), 03/02/27(1)	622,383	587,374
Trans Union LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 11/16/28(2)	500,000	495,452
Travelport Finance Luxembourg Sarl, 9.76%, (3-Month USD LIBOR + 8.75%), 02/28/25(1)	28,574	29,252
Triton Water Holdings, Inc., 4.51%, (3-Month USD LIBOR + 3.50%), 03/17/28(1)	600,000	584,178
VC GB Holdings I Corp., 7.76%, (3-Month USD LIBOR + 6.75%), 07/23/29(1)	500,000	480,312
Vizient, Inc., 0.00%, (SOFR + 0.00%), 04/28/29(2)	250,000	249,844
Whole Earth Brands, Inc., 5.51%, (3-Month USD LIBOR + 4.50%), 02/05/28(1)	594,744	586,320
Total Consumer, Non-cyclical		17,376,698

Energy – 3.5%
BCP Raptor LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 06/24/24(1)	997,341	996,483
CONSOL Energy, Inc., 5.27%, (1-Month USD LIBOR + 4.50%), 09/27/24(1)	485,496	481,020
Keane Group Holdings LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 05/25/25(2)	1,000,000	985,000
WaterBridge Midstream Operating LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 06/18/26(2)	499,233	484,048
Total Energy		2,946,551

Financials – 5.6%
Altisource Sarl, 5.01%, (3-Month USD LIBOR + 4.00%), 03/29/24(1)	500,000	444,010
Apollo Commercial Real Estate Finance, Inc., 3.51%, (1-Month USD LIBOR + 2.75%), 05/15/26(1)	700,000	683,375
Astra Acquisition Corp., 6.01%, (1-Month USD LIBOR + 5.25%), 10/25/28(1)	748,125	721,941
OneDigital Borrower LLC, 4.75%, (3-Month USD LIBOR + 4.25%), 11/16/27(1)	998,750	993,761
Paysafe Holdings US Corp., 3.51%, (1-Month USD LIBOR + 2.75%), 06/28/28(1)	397,000	383,974
Superannuation & Investments US LLC, 4.25%, (1-Month USD LIBOR + 3.75%), 10/31/28(1)	997,500	994,632
WH Borrower LLC, 6.00%, (3-Month USD LIBOR + 5.50%), 02/15/27(1)	400,000	394,000
Total Financials		4,615,693

Industrials – 12.5%
Ali Group North America Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 10/13/28(2)	600,000	589,002
ASP LS Acquisition Corp., 5.25%, (6-Month USD LIBOR + 4.50%), 04/30/28(1)	200,000	198,600

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2022 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Industrials (continued)
ASP LS Acquisition Corp., 8.25%, (3-Month USD LIBOR + 7.50%), 04/30/29(1)	$800,000	$797,000
ASP Navigate Acquisition Corp., 5.50%, (3-Month USD LIBOR + 4.50%), 10/06/27(1)	1,000,000	998,125
Clark Equipment Co., 0.00%, (SOFR + 0.00%), 04/01/29(2)	300,000	299,672
CPG International LLC, 0.00%, (SOFR + 0.00%), 04/20/29(2)	300,000	296,625
Daseke Cos., Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 03/09/28(1)	445,500	441,952
First Student Bidco, Inc., 3.98%, (3-Month USD LIBOR + 3.00%), 07/21/28(1)	1,107,973	1,088,999
Foley Products Co. LLC, 5.55%, (3-Month USD LIBOR + 4.75%), 12/29/28(1)	400,000	396,000
Griffon Corp., 0.00%, (SOFR + 0.00%), 01/19/29(2)	250,000	248,250
Grinding Media, Inc., 4.80%, (3-Month USD LIBOR + 4.00%), 09/22/28(1)	746,250	732,258
II-VI, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 12/08/28(2)	500,000	498,437
Kloeckner Pentaplast of America, Inc., 5.55%, (6-Month USD LIBOR + 4.75%), 02/04/26(1)	500,000	449,582
LABL, Inc., 5.76%, (1-Month USD LIBOR + 5.00%), 10/30/28(1)	548,625	540,055
Oscar Acquisitionco LLC, 0.00%, (SOFR + 0.00%), 04/14/29(2)	500,000	480,208
Smyrna Ready Mix Concrete LLC, 5.05%, (1-Month USD LIBOR + 5.05%), 03/24/29(1)	500,000	495,000
TransDigm, Inc., 3.01%, (1-Month USD LIBOR + 2.25%), 05/30/25(1)	1,000,000	982,875
TricorBraun Holdings, Inc., 4.01%, (1-Month USD LIBOR + 3.25%), 01/29/28(1)	800,000	784,444
Total Industrials		10,317,084

Technology – 13.3%
AthenaHealth Group, Inc., 4.01%, (1-Month USD LIBOR + 3.50%), 01/26/29(1)	607,101	599,892
AthenaHealth Group, Inc., 0.00%, (SOFR + 0.00%), 01/27/29(2)	102,899	101,677
ConnectWise LLC, 4.26%, (1-Month USD LIBOR + 3.50%), 09/29/28(1)	498,750	496,211
ConvergeOne Holdings, Inc., 5.76%, (1-Month USD LIBOR + 5.00%), 01/04/26(1)	744,377	716,463
Digi International, Inc., 5.23%, (1-Month USD LIBOR + 5.00%), 11/01/28(1)	481,247	479,645
Dun & Bradstreet Corp. (The), 3.92%, (1-Month USD LIBOR + 3.25%), 01/05/29(1)	850,000	845,219
Electronics For Imaging, Inc., 5.76%, (1-Month USD LIBOR + 5.00%), 07/02/26(1)	368,559	358,807
Genesys Cloud Services Holdings II LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 12/01/27(2)	498,737	497,802

Security Description	Principal	Value

TERM LOANS (continued)

Technology (continued)
Grab Holdings, Inc., 5.50%, (6-Month USD LIBOR + 4.50%), 01/29/26(1)	$896,000	$876,212
MA FinanceCo LLC, 5.25%, (3-Month USD LIBOR + 4.25%), 06/05/25(1)	454,346	452,311
MKS Instruments, Inc., 0.00%, (SOFR + 0.00%), 04/11/29(2)	1,000,000	997,500
Orchid Finco LLC, 5.33%, (3-Month USD LIBOR + 5.00%), 07/27/27(1)	500,000	492,500
Peraton Corp., 4.51%, (1-Month USD LIBOR + 3.75%), 02/01/28(1)	936,168	931,122
Taboola, Inc., 4.50%, (1-Month USD LIBOR + 4.50%), 08/18/28(1)	497,500	495,013
TIBCO Software, Inc., 4.52%, (1-Month USD LIBOR + 3.75%), 06/30/26(1)	1,000,000	998,375
UKG, Inc., 4.21%, (3-Month USD LIBOR + 3.25%), 05/04/26(1)	997,500	988,537
UKG, Inc., 6.21%, (3-Month USD LIBOR + 5.25%), 05/03/27(1)	200,000	198,750
UST Global, Inc., 4.38%, (1-Month USD LIBOR + 3.75%), 11/02/28(1)	498,750	492,725
Total Technology		11,018,761
Total Term Loans
(Cost $73,110,255)		72,662,865

CORPORATE BONDS – 10.7%

Basic Materials – 2.1%
Sylvamo Corp., 7.00%, 09/01/29(3)	600,000	580,083
TMS International Corp., 6.25%, 04/15/29(3)	1,330,000	1,158,663
Total Basic Materials		1,738,746

Communications – 2.1%
Gray Television, Inc., 4.75%, 10/15/30(3)	300,000	261,370
TEGNA, Inc., 4.63%, 03/15/28	1,500,000	1,445,438
Total Communications		1,706,808

Consumer, Cyclical – 1.0%
Foot Locker, Inc., 4.00%, 10/01/29(3)	1,000,000	834,190

Consumer, Non-cyclical – 2.6%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(3)	650,000	552,828
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(3)	250,000	218,040
Patrick Industries, Inc., 4.75%, 05/01/29(3)	500,000	429,375
Tenet Healthcare Corp., 6.13%, 10/01/28(3)	1,000,000	961,710
Total Consumer, Non-cyclical		2,161,953

Energy – 0.6%
Consol Energy, Inc., 11.00%, 11/15/25(3)	500,000	518,710

Financials – 0.4%
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(3)	400,000	354,446

Industrials – 0.7%
Graham Packaging Co., Inc., 7.13%, 08/15/28(3)	600,000	541,758

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2022 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Technology – 1.2%
NCR Corp., 5.13%, 04/15/29(3)	$1,000,000	$954,155
Total Corporate Bonds
(Cost $9,634,793)		8,810,766

FOREIGN BONDS – 1.3%

Communications – 1.3%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(3)	500,000	417,950
Iliad Holding SASU, 6.50%, 10/15/26 (France)(3)	700,000	673,638
Total Communications		1,091,588
Total Foreign Bonds
(Cost $1,218,709)		1,091,588
TOTAL INVESTMENTS - 99.8%
(Cost $83,963,757)		82,565,219
Other Assets in Excess of Liabilities - 0.2%		163,554
Net Assets - 100.0%		$82,728,773

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(2)	The loan will settle after April 30, 2022. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2022, the aggregate value of these securities was $8,456,916, or 10.2% of net assets.

Abbreviations:
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$72,662,865	$—	$72,662,865
Corporate Bonds	—	8,810,766	—	8,810,766
Foreign Bonds	—	1,091,588	—	1,091,588
Total	$—	$82,565,219	$—	$82,565,219